OTHER INTANGIBLE ASSETS, NET - Other Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Carrying Amount	$ 5,856	$ 6,270
Customer relationship & Other [Member]
Carrying Amount	1,094	1,250
IP & Technology [Member]
Carrying Amount	2,472	3,060
Capitalized software development costs [Member]
Carrying Amount	$ 2,290	$ 1,960